Disposal of assets and other transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disposal Of Assets And Other Transactions
Schedule of the major classes of assets and related liabilities classified as held for sale

		12.31.2025	12.31.2024
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment (1)	25	25	510
Total	25	25	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs (1)	103	103	713
Total	103	103	713
(1) In 2025, the reduction is related to the sale of the Cherne and Bagre fields. For more information, see note 29.1.

Schedule of contingent asset from disposal investments

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2025	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2025
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (1)	April 2022	5,263	242	1,272	3,744
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	55	303	292
Baúna field	November 2020	285	18	253	14
Cricare cluster	December 2021	118	−	106	12
Peroá cluster	August 2022	43	16	10	17
Papa-Terra field	December 2022	90	22	32	36
Albacora Leste field	January 2023	250	−	225	25
Norte Capixaba cluster	April 2023	66	−	33	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,887	353	2,312	4,217
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 11). In December 2025, considering that the average Brent price range did not reach the maximum limit of US$ 70/bbl, this contingent asset was reduced to US$ 5,258.